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                          MERRILL LYNCH LIFE INSURANCE
                                    COMPANY

                      MERRILL LYNCH LIFE VARIABLE ANNUITY
                               SEPARATE ACCOUNT A
                        SUPPLEMENT DATED AUGUST 4, 2006
                                     TO THE
                          PROSPECTUS DATED MAY 1, 2006
                                      FOR
                         MERRILL LYNCH RETIREMENT POWER
                                    AND THE
                          PROSPECTUS DATED MAY 1, 2005
                                      FOR
                       MERRILL LYNCH RETIREMENT OPTIMIZER


                          MERRILL LYNCH VARIABLE LIFE
                                SEPARATE ACCOUNT
                        SUPPLEMENT DATED AUGUST 4, 2006
                                     TO THE
                          PROSPECTUS DATED MAY 1, 2002
                                      FOR
                                  LEGACY POWER


                          ML LIFE INSURANCE COMPANY OF
                                    NEW YORK

                        ML OF NEW YORK VARIABLE ANNUITY
                               SEPARATE ACCOUNT A
                        SUPPLEMENT DATED AUGUST 4, 2006
                                     TO THE
                         PROSPECTUSES DATED MAY 1, 2004
                                      FOR
                         MERRILL LYNCH RETIREMENT POWER
                       MERRILL LYNCH RETIREMENT OPTIMIZER



This supplement describes a change to the name of the Van Kampen Emerging Growth Portfolio (the "Fund"). This Fund is available under the variable annuity contracts and variable life insurance policies listed above (the "Contracts") issued by Merrill Lynch Life Insurance Company or ML Life Insurance Company of New York. Please retain this supplement with your Contract Prospectus for future reference.

Effective August 15, 2006, the name of the Van Kampen Emerging Growth Portfolio is changed to the VAN KAMPEN STRATEGIC GROWTH PORTFOLIO. Accordingly, all references to the Van Kampen Emerging Growth Portfolio in the Prospectus and Statement of Additional Information are changed to Van Kampen Strategic Growth Portfolio. The investment objective and strategy of the Fund have not changed.

                                  *    *    *

If you have any questions, please contact your Financial Advisor, or call the Service Center at (800) 535-5549 for Contracts issued by Merrill Lynch Life Insurance Company or (800) 333-6524 for Contracts issued by ML Life Insurance Company of New York, or write the Service Center at P.O. Box 44222, Jacksonville, Florida 32231-4222.